UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Sovereign Investors Fund

9.30.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Sovereign Investors Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Issuer		Shares	Value
Common stocks 85.07%			$867,406,125

(Cost $605,477,529)

Aerospace & Defense 2.18%			22,235,850

United Technologies Corp.		351,000	22,235,850
Asset Management & Custody Banks 2.57%			26,251,761

Bank of New York Co., Inc. (The)		350,000	12,341,000
Price (T. Rowe) Group, Inc.		290,716	13,910,761
Communications Equipment 3.97%			40,457,940

Cisco Systems, Inc. (I)		1,159,780	26,674,940
Nokia Corp., American Depositary Receipt (ADR) (Finland)		700,000	13,783,000
Computer Hardware 2.48%			25,292,822

Diebold, Inc.		12,000	522,360
International Business Machines Corp.		302,300	24,770,462
Consumer Finance 2.15%			21,920,748

American Express Co.		251,850	14,123,748
SLM Corp.		150,000	7,797,000
Data Processing & Outsourced Services 2.45%			24,988,000

Automatic Data Processing, Inc.		450,000	21,303,000
Paychex, Inc.		100,000	3,685,000
Diversified Banks 1.09%			11,136,204

Wells Fargo & Co.		307,800	11,136,204
Drug Retail 2.20%			22,484,000

CVS Corp.		700,000	22,484,000
Electrical Components & Equipment 2.88%			29,351,000

Emerson Electric Co.		350,000	29,351,000
Food Distributors 1.15%			11,707,500

Sysco Corp.		350,000	11,707,500
General Merchandise Stores 2.05%			20,934,225

Target Corp. (L)		378,900	20,934,225
Health Care Supplies	0.89%		9,033,000

DENTSPLY International, Inc.		300,000	9,033,000

John Hancock Sovereign Investors Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Hotels, Resorts & Cruise Lines 1.99%		20,286,000

Marriott International, Inc. (Class A)	525,000	20,286,000
Household Products 3.53%		35,960,129

Colgate-Palmolive Co.	325,000	20,182,500
Procter & Gamble Co. (The)	254,560	15,777,629
Hypermarkets & Super Centers 0.97%		9,864,000

Wal-Mart Stores, Inc.	200,000	9,864,000
Industrial Conglomerates 6.66%		67,933,374

3M Co. (L)	276,950	20,610,619
General Electric Co.	1,018,350	35,947,755
Textron, Inc.	130,000	11,375,000
Industrial Gases 2.24%		22,823,928

Praxair, Inc.	385,800	22,823,928
Industrial Machinery 2.45%		24,960,616

Danaher Corp.	100,000	6,867,000
Dover Corp.	381,400	18,093,616
Integrated Oil & Gas 8.04%		81,962,559

BP Plc, ADR (United Kingdom)	126,500	8,295,870
Chevron Corp. (L)	277,300	17,985,678
Exxon Mobil Corp.	485,872	32,602,011
Total SA, ADR (France)	350,000	23,079,000
Integrated Telecommunication Services 1.60%		16,280,000

AT&T, Inc. (L)	500,000	16,280,000
Investment Banking & Brokerage 1.92%		19,555,000

Merrill Lynch & Co., Inc.	250,000	19,555,000
Multi-Line Insurance 3.24%		33,080,627

American International Group, Inc.	332,720	22,046,027
Hartford Financial Services Group, Inc. (The)	127,200	11,034,600
Oil & Gas Exploration & Production 0.96%		9,757,500

EOG Resources, Inc.	150,000	9,757,500
Other Diversified Financial Services 6.30%		64,191,561

Bank of America Corp.	507,600	27,192,132
Citigroup, Inc.	319,457	15,867,429
JPMorgan Chase & Co.	450,000	21,132,000
Pharmaceuticals 9.15%		93,327,817

Abbott Laboratories	551,700	26,790,552
Johnson & Johnson	382,850	24,862,279
Pfizer, Inc.	421,350	11,949,486

John Hancock Sovereign Investors Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Teva Pharmaceutical Industries Ltd., ADR (Israel) (L)		350,000	11,931,500
Wyeth		350,000	17,794,000
Regional Banks 0.94%			9,636,000

Marshall & Ilsley Corp.		200,000	9,636,000
Semiconductors 1.81%			18,499,000

Analog Devices, Inc. (L)		100,000	2,939,000
Linear Technology Corp. (L)		500,000	15,560,000
Soft Drinks 2.18%			22,176,979

PepsiCo, Inc.		339,825	22,176,979
Specialty Chemicals 1.16%			11,837,500

Rohm & Haas Co.		250,000	11,837,500
Systems Software 2.34%			23,860,457

Microsoft Corp.		873,050	23,860,457
Tobacco 1.53%			15,620,028

Altria Group, Inc.		204,050	15,620,028

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 0.63%			$6,435,000

(Cost $6,000,000)

Oil & Gas Exploration & Production 0.63%			6,435,000

Lasmo America Ltd., 8.15%, Ser A (S)	A+	60,000	6,435,000

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 14.30%			$145,766,535

(Cost $145,766,535)

Joint Repurchase Agreement 5.26%			53,665,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald, LP - Dated 9-29-06 due 10-02-06 (secured
by U.S. Treasury Bond 8.125% due 8-15-19, U.S. Treasury
Inflation Indexed Bond 2.000% due 1-15-26 and U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13, 2.000% due
1-15-16 and 3.000% due 7-15-12)	5.100	53,665	53,665,000

		Shares
Cash Equivalents 9.04%			92,101,535

AIM Cash Investment Trust (T)		92,101,535	92,101,535

Total investments (Cost $757,244,064)	100.00%		$1,019,607,660

John Hancock Sovereign Investors Fund Footnotes to Schedule of Investments September 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,435,000 or 0.63% of the Fund's total investments as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $757,244,064. Gross unrealized appreciation and depreciation of investments aggregated $268,154,183 and $5,790,587, respectively, resulting in net unrealized appreciation of $262,363,596.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q3 9/06
11/06

JOHN HANCOCK

Balanced Fund

9.30.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Balanced Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 10.18%					$14,618,213

(Cost $14,581,796)

Broadcasting & Cable TV 0.71%					1,019,566

Comcast Cable Communications, Inc.,
Note	6.200	11-15-08	BBB+	1,000	1,019,566

Consumer Finance 0.71%					1,018,912

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA-	1,000	1,018,912

Electric Utilities 2.12%					3,045,863

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,046,286
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB-	1,944	1,999,577

Electrical Components & Equipment 1.25%					1,789,090

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,789,090

Gas Utilities 0.01%					15,971

Kinder Morgan Energy Partners, LP,
Sr Bond	7.750	03-15-32	BBB+	14	15,971

Health Care Services 1.39%					2,000,000

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB	2,000	2,000,000

Multi-Utilities 1.77%					2,543,930

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,543,930

Other Diversified Financial Services 1.51%					2,167,960

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,000	1,130,440
General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,037,520

Paper Products 0.01%					7,284

Norske Skogindustrier ASA,
Note (Norway) (S)	7.625	10-15-11	BBB-	7	7,284

John Hancock
Balanced Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Regional Banks 0.69%					996,041

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB-	1,000	996,041

Specialized Finance 0.01%					13,596

Principal Life Global Funding I,
Note (S)	6.250	02-15-12	AA	13	13,596

Issuer				Shares	Value
Common stocks 60.76%					$87,238,079

(Cost $75,173,005)

Agricultural Products 4.52%					6,496,864

Bunge Ltd. (Bermuda)				47,200	2,735,240
Corn Products International, Inc.				115,600	3,761,624

Aluminum 2.59%					3,716,948

Novelis, Inc. (Canada)				145,250	3,716,948

Biotechnology 2.25%					3,230,423

Amgen, Inc. (I)				17,800	1,273,234
OSI Pharmaceuticals, Inc. (I)				52,150	1,957,189

Broadcasting & Cable TV 1.03%					1,479,028

Liberty Global, Inc. (Class A) (I)				50,514	1,300,230
NTL, Inc.				7,031	178,798

Coal & Consumable Fuels 0.25%					365,769

Aventine Renewable Energy Holdings, Inc. (I)				17,100	365,769

Data Processing & Outsourced Services 2.13%					3,052,996

First Data Corp.				37,980	873,160
Wright Express Corp. (I)				90,600	2,179,836
Diversified Capital Markets 1.63%					2,333,848

UBS AG (Switzerland)				39,350	2,333,848

Diversified Metals & Mining 0.26%					369,950

Birch Mountain Resources Ltd. (Canada) (I)				105,700	369,950

Electric Utilities 3.43%					4,923,180

British Energy Group Plc (United Kingdom) (I)				415,257	4,502,820
DPL, Inc.				15,500	420,360

Environmental & Facilities Services 1.11%					1,599,591

Clean Harbors, Inc. (I)				36,730	1,599,591

Food Retail 0.49%					710,282

Tesco Plc (United Kingdom)				105,624	710,282

John Hancock
Balanced Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Gas Utilities 1.76%		2,521,363

Southern Union Co.	95,470	2,521,363

Gold 3.21%		4,614,402

Barrick Gold Corp. (Canada)	37,600	1,155,072
Newmont Mining Corp.	80,920	3,459,330

Health Care Equipment 1.40%		2,003,841

Kinetic Concepts, Inc. (I)	44,100	1,387,386
NMT Medical, Inc. (I)	39,900	616,455

Insurance Brokers 2.27%		3,266,280

Marsh & McLennan Cos., Inc.	59,200	1,666,480
Willis Group Holdings Ltd. (Bermuda)	42,100	1,599,800

Integrated Oil & Gas 2.97%		4,260,190

Sasol Ltd., American Depositary Receipt (ADR)
(South Africa)	13,600	447,304
Suncor Energy, Inc. (Canada)	52,920	3,812,886

Integrated Telecommunication Services 2.62%		3,757,412

Chunghwa Telecom Co., Ltd., ADR (Taiwan)	217,066	3,757,412

Internet Software & Services 2.22%		3,181,992

eBay, Inc. (I)	112,200	3,181,992

Life & Health Insurance 1.51%		2,169,312

Prudential Financial, Inc.	28,450	2,169,312

Managed Health Care 2.17%		3,110,608

Aetna, Inc.	78,650	3,110,608

Marine 1.20%		1,721,556

Alexander & Baldwin, Inc.	38,800	1,721,556

Oil & Gas Drilling 0.90%		1,289,742

GlobalSantaFe Corp. (Cayman Islands)	25,800	1,289,742

Oil & Gas Exploration & Production 5.09%		7,314,160

Denbury Resources, Inc. (I)	122,400	3,537,360
EnCana Corp. (Canada)	18,700	873,103
Riata Energy, Inc. (I) (S)	100,000	1,800,000
Southwestern Energy Co. (I)	36,950	1,103,697

Oil & Gas Storage & Transportation 2.65%		3,809,652

Williams Cos., Inc. (The)	159,600	3,809,652

John Hancock
Balanced Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Pharmaceuticals 3.33%					4,778,719

Abbott Laboratories				13,550	657,988
Anesiva, Inc. (I)				23,900	162,042
Nastech Pharmaceutical Co., Inc. (I) (L)				37,400	570,724
Novartis AG, ADR (Switzerland)				26,606	1,554,855
Shire Plc, ADR (United Kingdom)				37,115	1,833,110

Precious Metals & Minerals 1.76%					2,532,576

Silver Standard Resources, Inc. (Canada) (I)				114,700	2,532,576

Property & Casualty Insurance 1.77%					2,539,200

Berkshire Hathaway, Inc. (Class B) (I)				800	2,539,200

Reinsurance 1.52%					2,184,357

Endurance Specialty Holdings Ltd. (Bermuda)				61,950	2,184,357

Systems Software 2.09%					2,995,505

Microsoft Corp.				109,605	2,995,505

Wireless Telecommunication Services 0.63%					908,333

Sprint Nextel Corp.				52,964	908,333

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 2.24%					$3,217,500

(Cost $3,000,000)

Oil & Gas Exploration & Production 2.24%					3,217,500

Lasmo America Ltd., 8.15%, Ser A (S)			A+	30,000	3,217,500

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities 19.73%					$28,323,961

(Cost $28,168,644)

Government U.S. 15.57%					22,356,174

United States Treasury,
Bond (L)	6.000	02-15-26	AAA	1,000	1,144,141
Bond (L)	5.375	02-15-31	AAA	675	729,053
Note (L)	6.000	08-15-09	AAA	750	777,392
Note (L)	4.875	05-31-08	AAA	1,500	1,502,813
Note (L)	4.875	04-30-11	AAA	3,000	3,033,399
Note (L)	4.250	10-15-10	AAA	8,000	7,900,624
Note (L)	4.000	03-15-10	AAA	2,000	1,962,032
Note (L)	3.875	07-15-10	AAA	1,000	975,938
Note (L)	3.875	02-15-13	AAA	3,000	2,881,524
Note (L)	3.375	09-15-09	AAA	1,500	1,449,258

John Hancock
Balanced Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Government U.S. Agency 4.16%					5,967,787

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	21	21,426
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	71	73,504
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	33	34,695
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	593	574,165
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	14	15,111
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	17	17,765
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,907
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	8	9,160
Note (L)	6.000	05-15-11	AAA	1,500	1,566,984
Financing Corp.,
Bond Ser E	9.650	11-02-18	AAA	1,790	2,517,071
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,550
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	254	261,606
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	854	858,843

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 7.09%					$10,187,777

(Cost $10,187,777)

Joint Repurchase Agreement 6.69%					9,611,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald, LP - Dated
9-29-06 due 10-02-06 (secured by U.S. Treasury
Bond 8.125% due 8-15-19, U.S. Treasury Inflation
Indexed Bond 2.000% due 1-15-26 and U.S.
Treasury Inflation Indexed Notes 1.875% due
7-15-13, 2.000% due 1-15-16 and 3.000% due
7-15-12)			5.100	9,611	9,611,000

				Shares
Cash Equivalents 0.40%					576,777

AIM Cash Investment Trust (T)				576,777	576,777

Total investments (Cost $131,111,222) 100.00%					$143,585,530

John Hancock
Balanced Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,038,380 or 3.51% of the Fund's net assets as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $131,111,222. Gross unrealized appreciation and depreciation of investments aggregated $14,636,645 and $2,162,337, respectively, resulting in net unrealized appreciation of $12,474,308.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q3 9/06
11/06

JOHN HANCOCK

Large Cap Equity Fund

9.30.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 87.38%		$553,836,502

(Cost $469,695,379)

Agricultural Products 5.14%		32,587,398

Bunge Ltd. (Bermuda)	538,500	31,206,075
Corn Products International, Inc.	42,450	1,381,323

Aluminum 4.62%		29,266,259

Novelis, Inc. (Canada)	1,143,660	29,266,259

Biotechnology 0.45%		2,829,012

Amgen, Inc. (I)	39,550	2,829,012

Brewers 0.04%		249,428

Anheuser-Busch Cos., Inc.	5,250	249,428

Broadcasting & Cable TV 0.40%		2,537,278

NTL, Inc.	99,775	2,537,278

Coal & Consumable Fuels 0.33%		2,091,513

Aventine Renewable Energy Holdings, Inc. (I)(L)	54,850	1,173,241
International Coal Group, Inc. (I)(L)	217,600	918,272

Data Processing & Outsourced Services 2.23%		14,130,338

First Data Corp.	310,400	7,136,096
Wright Express Corp. (I)	290,700	6,994,242

Diversified Metals & Mining 10.19%		64,574,459

Agnico-Eagle Mines Ltd. (Canada) (L)	988,850	30,782,901
Birch Mountain Resources Ltd. (Canada) (I)(L)	2,049,900	7,174,650
Freeport-McMoRan Copper & Gold, Inc. (Class B)	53,300	2,838,758
Phelps Dodge Corp.	3,300	279,510
Silver Standard Resources, Inc. (Canada) (I)(L)	1,064,250	23,498,640

Electric Utilities 0.84%		5,310,096

DPL, Inc.	195,800	5,310,096

Food Distributors 0.79%		4,994,628

Sadia SA, American Depositary Reciept (ADR)
(Brazil) (L)	180,507	4,994,628

Gas Utilities 1.06%		6,699,689

Southern Union Co.	253,680	6,699,689

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Gold 6.51%		41,250,628

Barrick Gold Corp. (Canada)	455,300	13,986,816
Newmont Mining Corp.	637,750	27,263,812

Health Care Equipment 3.59%		22,776,344

Kinetic Concepts, Inc. (I)	404,100	12,712,986
NMT Medical, Inc. (I)(L)	651,350	10,063,358

Integrated Oil & Gas 4.71%		29,873,077

ConocoPhillips	4,800	285,744
Suncor Energy, Inc. (Canada)	410,650	29,587,333

Integrated Telecommunication Services 1.87%		11,863,979

Chunghwa Telecom Co., Ltd., (ADR) (Taiwan)	685,383	11,863,979

Internet Software & Services 3.28%		20,769,902

eBay, Inc. (I)(L)	255,000	7,231,800
Reynolds & Reynolds Co. (The) (Class A)	342,650	13,538,102

Life & Health Insurance 0.82%		5,207,875

Prudential Financial, Inc. (L)	68,300	5,207,875

Managed Health Care 3.58%		22,719,498

Aetna, Inc.	574,450	22,719,498

Multi-Utilities 6.32%		40,065,152

British Energy Group Plc (United Kingdom) (I)	3,619,486	39,247,731
Constellation Energy Group	9,725	575,720
Public Service Enterprise Group, Inc.	3,950	241,701

Oil & Gas Drilling 1.37%		8,665,767

GlobalSantaFe Corp. (Cayman Islands)	173,350	8,665,767

Oil & Gas Exploration & Production 15.84%		100,423,601

Anadarko Petroleum Corp.	192,200	8,424,126
Denbury Resources, Inc. (I)(L)	960,930	27,770,877
EnCana Corp. (Canada)	471,750	22,026,007
Petrolifera Petroleum Ltd. (Canada) (I)	100,000	1,873,347
Pioneer Natural Resources Co.	221,200	8,653,344
Plains Exploration & Production Co. (I)(L)	100,000	4,291,000
Riata Energy, Inc. (I)(S)	350,000	6,300,000
Rosetta Resources, Inc. (I)	260,495	4,472,699
Southwestern Energy Co. (I)	556,150	16,612,201

Oil & Gas Storage & Transportation 4.89%		30,964,164

Williams Cos., Inc. (The)	1,297,200	30,964,164

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Pharmaceuticals 3.55%				22,531,475

Anesiva, Inc. (I)			206,000	1,396,680
Nastech Pharmaceutical Co., Inc. (I)(L)			341,900	5,217,394
OSI Pharmaceuticals, Inc. (I)			154,150	5,785,250
Pfizer, Inc.			11,250	319,050
Shire Plc, (ADR) (United Kingdom)			198,686	9,813,101

Precious Metals & Minerals 0.72%				4,538,393

Glamis Gold Ltd. (Canada) (I)			115,100	4,538,393

Property & Casualty Insurance 0.10%				628,749

First American Corp.			14,850	628,749

Reinsurance 2.75%				17,457,000

Berkshire Hathaway, Inc. (Class B) (I)			5,500	17,457,000

Restaurants 1.35%				8,557,500

McDonald's Corp.			218,750	8,557,500

Systems Software 0.04%				273,300

Microsoft Corp.			10,000	273,300

	Exercise	Expiration	Number of
	price ($)	date	contracts	Value
Options purchased 0.37%				$2,348,678

(Cost $5,967,003)

Puts 0.37%				2,348,678

Amazon.com, Inc.	27.50	April 07	524	83,840
Americredit Corp.	20	February 07	1,174	64,570
Bear Stearns Cos., Inc. (The)	120	April 07	183	54,900
Best Buy Co., Inc.	42.50	March 07	364	38,220
CDW Corp.	55	April 07	400	76,000
Capital One Financial Corp.	65	March 07	536	64,320
Countrywide Financial Corp.	30	April 07	599	80,865
Danaher Corp.	50	January 07	1,100	5,500
Fannie Mae	50	January 07	2,176	184,960
Goldmans Sachs Group, Inc. (The)	140	April 07	176	48,400
Google, Inc.	360	March 07	58	88,740
Home Depot, Inc. (The)	30	February 07	1,761	61,635
JP Morgan & Co.	40	January 07	4,757	118,925
Lennar Corp.	40	February 07	421	58,940
MGIC Investment Corp.	55	March 07	363	70,785
New Century Financial Corp.	35	February 07	324	72,900
Novastar Financial, Inc.	25	March 07	362	85,070
Retail HOLDRs Trust	95	January 07	2,182	512,770
Sandisk Corp.	52.50	April 07	179	119,393
Starbucks Corp.	30	April 07	587	67,505
STMicroelectronics NV	15	April 07	1,334	60,030

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Texas Instruments, Inc.	27.50	April 07	913	73,040
WCI Communities, Inc.	12.50	March 07	913	82,170
Wells Fargo & Co.	32.50	January 07	5,840	175,200

	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 12.25%				$77,667,304

(Cost $77,667,304)

Joint Repurchase Agreement 0.83%				5,260,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald, LP — Dated
9-29-06 due 10-02-06 (secured by U.S. Treasury
Bond 8.125% due 8-15-19, U.S. Treasury Inflation
Indexed Bond 2.000% due 1-15-26 and U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13,
2.000% due 1-15-16 and 3.000% due 7-15-12)	5.100		5,260	5,260,000

			Shares

Cash Equivalents 11.42%				72,407,304

AIM Cash Investment Trust (T)			72,407	72,407,304

Total investments (Cost $553,329,686) 100.00%				$633,852,484

John Hancock
Large Cap Equity Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30,2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,300,000 or 0.99% of the Fund's total investment as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $553,329,686. Gross unrealized appreciation and depreciation of investments aggregated $100,486,297 and $19,963,499, respectively, resulting in net unrealized appreciation of $80,522,798.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q3 9/06
11/06

JOHN HANCOCK

Small Cap Intrinsic Value Fund

9.30.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 86.69%		$20,246,995

(Cost $20,379,646)

Agricultural Products 3.53%		824,670

Corn Products International, Inc.	11,000	357,940
Tejon Ranch Co. (I)(L)	11,000	466,730

Aluminum 4.71%		1,100,882

Novelis, Inc. (Canada)	43,020	1,100,882

Coal & Consumable Fuels 3.45%		804,787

Aventine Renewable Energy Holdings, Inc. (I)	18,450	394,645
International Coal Group, Inc. (I)(L)	97,190	410,142

Computer Hardware 0.81%		189,561

Brocade Communications Systems, Inc. (I)	26,850	189,561

Diversified Chemicals 4.45%		1,038,418

Koppers Holdings, Inc.	54,740	1,038,418

Diversified Metals & Mining 12.03%		2,810,153

Agnico-Eagle Mines Ltd. (Canada) (L)	16,150	502,749
Birch Mountain Resources Ltd. (Canada) (I)	180,000	630,000
FNX Mining Co., Inc. (Canada) (I)	35,815	401,280
Massey Energy Co.	25,460	533,132
Silver Standard Resources, Inc. (Canada) (I)	33,650	742,992

Education Services 1.28%		297,947

Educate, Inc. (I)(L)	37,290	297,947

Environmental Services 4.21%		982,735

Clean Harbors, Inc. (I)	16,920	736,866
Darling International, Inc. (I)	58,680	245,869

Food Distributors 3.20%		747,090

Sadia SA, American Depositary Receipt (ADR) (Brazil)	27,000	747,090

Food Retail 4.60%		1,074,681

Diamond Foods, Inc. (I)	75,100	1,074,681

Gas Utilities 1.83%		427,842

Southern Union Co.	16,200	427,842

Health Care Equipment 1.45%		338,664

NMT Medical, Inc. (I)	21,920	338,664

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Investment Banking & Brokerage 5.17%		1,207,539

Aether Holdings, Inc. (I)	27,700	164,538
Wright Express Corp. (I)	43,350	1,043,001

Marine 3.60%		840,812

Alexander & Baldwin, Inc.	18,950	840,812

Movies & Entertainment 0.75%		174,375

Radio One, Inc. (Class D) (I)	27,900	174,375

Networking Equipment 2.64%		617,400

3Com Corp. (I)	140,000	617,400

Oil & Gas Exploration & Production 10.38%		2,424,677

Delta Petroleum Corp. (I)(L)	6,500	146,380
Denbury Resources, Inc. (I)	31,400	907,460
Equator Exploration Ltd. (British Virgin Islands) (I)	104,500	225,457
Exploration Co. of Delaware (The) (I)	65,000	622,050
Plains Exploration & Production Co. (I)	12,196	523,330

Pharmaceuticals 2.55%		596,721

Anesiva, Inc. (I)	51,550	349,509
Nastech Pharmaceutical Co., Inc. (I)(L)	16,200	247,212

Property & Casualty Insurance 2.71%		632,256

Zenith National Insurance Corp.	15,850	632,256

Regional Banks 2.41%		563,360

United Financial Bancorp, Inc. (I)	43,570	563,360

Semiconductors 1.62%		378,066

CSR Plc (United Kingdom) (I)	24,009	378,066

Steel 5.71%		1,332,817

Cleveland-Cliffs, Inc. (L)	16,650	634,531
Stelco, Inc. (Canada) (I)	38,095	698,286

Thrifts & Mortgage Finance 3.60%		841,542

Brookline Bancorp, Inc.	17,570	241,588
Northeast Community Bancorp, Inc. (I)	52,720	599,954

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

	Credit	Par value
Issuer, description, maturity date	rating (A)	($000)	Value
Short-term investments 13.31%			$3,107,929

(Cost $3,107,685)

Government U.S. Agency 4.28%			1,000,000

Federal Home Loan Bank,
Disc Note 10-02-06	AAA	1,000	1,000,000

		Shares
Cash Equivalents 9.03%			2,107,929

AIM Cash Investment Trust (T)		2,108	2,107,929

Total investments (Cost $23,487,331) 100.00%			$23,354,924

John Hancock
Small Cap Intrinsic Value Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $23,487,332. Gross unrealized appreciation and depreciation of investments aggregated $1,281,279 and $1,413,686, respectively, resulting in net unrealized depreciation of $132,407.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q3 9/06
11/06

JOHN HANCOCK

Large Cap Intrinsic Value Fund

9.30.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock Large Cap Intrinsic Value Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 97.86%		$3,781,461

(Cost $3,328,703)

Agricultural Products 3.23%		124,592

Bunge Ltd. (Bermuda)	2,150	124,592
Aluminum 4.31%		166,591

Novelis, Inc. (Canada)	6,510	166,591
Diversified Chemicals 2.29%		88,640

Bayer AG (Germany) (C)	1,745	88,640
Diversified Metals & Mining 5.03%		194,488

Agnico-Eagle Mines Ltd. (Canada)	5,050	157,206
Freeport-McMoRan Copper & Gold, Inc. (Class B)	700	37,282
Electric Utilities 7.76%		299,908

British Energy Group Plc (United Kingdom) (I)	21,290	230,857
Korea Electric Power Corp., American Depositary Receipt
(ADR) (South Korea)	3,532	69,051
Food Retail 2.53%		97,682

Tesco Plc (United Kingdom)	14,526	97,682
Gold 10.32%		398,724

Barrick Gold Corp. (Canada)	1,600	49,152
Glamis Gold Ltd. (Canada) (I)	3,900	153,777
Newmont Mining Corp.	4,580	195,795
Insurance Brokers 1.97%		76,000

Willis Group Holdings Ltd. (Bermuda)	2,000	76,000
Integrated Oil & Gas 5.17%		199,939

Suncor Energy, Inc. (Canada)	2,775	199,939
Integrated Telecommunication Services 3.69%		142,617

Chunghwa Telecom Co., Ltd., (ADR) (Taiwan)	8,239	142,617
Internet Software & Services 1.15%		44,383

eBay, Inc. (I)	1,565	44,383
Managed Health Care 3.19%		123,396

Aetna, Inc.	3,120	123,396

John Hancock Large Cap Intrinsic Value Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Oil & Gas Exploration & Production 20.34%				785,983

Canadian Natural Resources Ltd. (Canada)			1,490	67,914
Denbury Resources, Inc. (I)			6,750	195,075
EnCana Corp. (Canada)			3,850	179,757
Sasol Ltd., (ADR) (South Africa)			5,895	193,887
Southwestern Energy Co. (I)			5,000	149,350
Oil & Gas Storage & Transportation 5.41%				208,863

Williams Cos., Inc. (The)			8,750	208,863
Packaged Foods & Meats 5.36%				207,276

Sadia SA, (ADR) (Brazil)			7,491	207,276
Pharmaceuticals 2.59%				99,965

Shire Plc, (ADR) (United Kingdom)			2,024	99,965
Precious Metals & Minerals 4.91%				189,888

Silver Standard Resources, Inc. (Canada) (I)			8,600	189,888
Property & Casualty Insurance 5.01%				193,614

Berkshire Hathaway, Inc. (Class B) (I)			61	193,614
Tobacco 3.60%				138,912

British American Tobacco Plc (United Kingdom)			5,150	138,912
			Number of
Issuer			units	Value
Units 2.06%				$79,450
(Cost $65,736)

Oil & Gas Equipment & Services 2.06%				79,450

Enerplus Resources Fund (Canada)			1,580	79,450

	Exercise	Expiration	Number of
Issuer	price	date	contracts	Value
Options purchased 0.08%				$3,055

(Cost $7,329)

Puts 0.08%				3,055

Retail HOLDRs Trust	$95	January 07	13	3,055

Total investments (Cost $3,401,768) 100.00%				$3,863,966

John Hancock Large Cap Intrinsic Value Fund Footnotes to Schedule of Investments September 30, 2006 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, was $3,401,768. Gross unrealized appreciation and depreciation of investments aggregated $551,012 and $88,814, respectively, resulting in net unrealized appreciation of $462,198.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Intrinsic Value Fund.

690Q3 9/06
11/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 29, 2006